SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable	$ 827,830	$ 623,557	$ 1,112,994
Credit Cards	262,643	126,063
Accrued Interest	1,617,649	1,880,066	3,691,688
Accrued Expenses	908,309	144,208	144,208
Total Accounts Payable and Accrued Expenses	$ 3,616,431	$ 2,773,894	$ 4,948,890